INVESTMENTS IN EQUITY SECURITIES - Narrative (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt and Equity Securities, FV-NI [Line Items]
Unrealized gain/(loss)	$ (39)	$ (854)
Common stock - NorAm Drilling
Debt and Equity Securities, FV-NI [Line Items]
Investment owned (in shares)	1.3	1.3
Unrealized gain/(loss)	$ 0	$ (900)	$ (1,900)
Foreign exchange gain (loss)	$ 400	$ (500)	$ (300)